Operating Profit - Summary of Information About Profit Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Employee costs (Note •)	£ 9,855.0	£ 9,440.0	£ 9,122.0
Advertising	1,567.0	1,376.0	1,351.0
Distribution costs	393.0	389.0	405.0
Depreciation of property, plant and equipment	1,017.0	954.0	988.0
Impairment of property, plant and equipment, net of reversals	669.0	203.0	327.0
Depreciation	214.0
Impairment of right of use assets	2.0
Amortisation of intangible assets	1,103.0	902.0	934.0
Impairment of intangible assets, net of reversals	126.0	134.0	690.0
Impairment of goodwill allocated to a disposal group, net of reversals	4.0
Net foreign exchange (gains)/losses	(37.0)	81.0	215.0
Inventories:
Cost of inventories included in cost of sales	9,482.0	8,713.0	8,526.0
Write-down of inventories	578.0	695.0	701.0
Reversal of prior year write-down of inventories	(230.0)	(302.0)	(352.0)
Short-term lease charge	12.0
Low value lease charge	4.0
Variable lease payments	13.0
Operating lease rentals:
Minimum lease payments		188.0	110.0
Contingent rents		12.0	4.0
Sub-lease payments		5.0	5.0
Fees payable to the company's auditor and its associates in relation to the Group	£ 30.4	£ 29.8	£ 29.2